Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Loss Per Share [Abstract]
Net Loss per Share

14. Net Loss per Share

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares issued and shares to be issued under the commitment to issue shares, as these shares are issuable for no consideration.

Diluted net loss per share attributable to common stockholders adjusts the basic net loss per share attributable to common stockholders and the weighted-average number of shares issued and shares to be issued under the commitment to issue shares for potentially dilutive instruments.

For purposes of presentation of basic and diluted net loss per share, the Company includes shares to be issued in the denominator in accordance with ASC 710-10-54-4 and ASC 260-10-45-48 as if they had been issued on the date of the merger, as such shares are non-contingent and are issuable for no consideration (see Note 3, Business Combination).

The net loss per common share was the same for the Class A and Class B Common Stock because they are entitled to the same liquidation and dividend rights and are therefore, combined on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2022 and 2021.

Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.

The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share as of the following dates:

	September 30, 2022	September 30, 2021
Stock-based compensation awards – SI Plan	6,163,206	—
Stock-based compensation awards – EI Plan	25,272,474	32,137,760
Stock-based compensation awards – STI Plan	6,457,011	9,529,482
Restricted stock awards	—	1,364,018
Public Warrants	23,375,988	22,977,568
Private Warrants	276,131	674,551
ATW NPA Warrants	28,431,635	3,874,166
Bridge Warrants	42,342,839	—
Other Warrants	1,429,068	670,092
ATW NPA Notes	8,982,677	9,009,210
Bridge Notes	46,918,768	—
Make-Whole Amount	32,954,973	—
Total	222,604,770	80,236,847

16. Net Loss per Share

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares issued and shares to be issued under the commitment to issue shares, as these shares are issuable for no consideration.

Diluted net loss per share attributable to common stockholders adjusts the basic net loss per share attributable to common stockholders and the weighted-average number of shares issued and shares to be issued under the commitment to issue shares for potentially dilutive instruments.

For purposes of presentation of basic and diluted net loss per share, the Company includes shares to be issued in the denominator in accordance with ASC 710-10-54-4 and ASC 260-10-45-48 as if they had been issued on the date of the merger, as such shares are non-contingent and are issuable for no consideration (see Note 3, Business Combination).

The net loss per common share was the same for the Class A and Class B Common Stock because they are entitled to the same liquidation and dividend rights and are therefore combined on the Consolidated Statements of Operations and Comprehensive Loss.

Because the Company reported net losses for all periods presented, all potentially dilutive Common Stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.

The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share as of December 31:

	2021	2020
Stock-based compensation awards – EI Plan	31,962,921	30,402,801
Stock-based compensation awards – STI Plan	9,526,727	6,490,208
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	272,730
Convertible notes payable	9,009,210	—
Total	78,695,235	37,165,739